Prepaid Expenses and Other Current Assets (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Prepaid Expenses and Other Current Assets [Abstract]
Percentage of disposal proceeds	83.00%
Disposal proceeds	$ 50,000
Purchase value	50,986
Amortization	9,975
purchase value	$ 41,011